OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
OPERATING SEGMENTS	OPERATING SEGMENTS
Credicorp Board of Directors organized the Group’s subsidiaries according to the types of financial services provided and the sectors on which they are focused; with the objective of optimizing the management thereof. Next, we present the Group´s business lines:
a)Universal Banking -
Includes the operations related to the granting of various credits and financial instruments to individuals and legal entities, from the segments of wholesale and retail banking, such as the obtaining of funds from the public through deposits and current accounts, obtaining of funding by means of initial public offerings and direct indebtedness with other financial institutions. This business line incorporates the results and balances of the Banco de Crédito del Perú (BCP) and Banco de Crédito de Bolivia (BCB).
b)Insurance, Medical Services and Pensions -
-Insurance: includes, mainly, the issue of insurance policies to cover losses in commercial property, transport, marine vessels, automobiles, life, health and pensions, operations carried out through Pacífico Compañía de Seguros y Reaseguros S.A.
-Medical Services: includes the provision of medical and health services by Pacifico EPS and clinics.
-Pensions: provides Management Service of private pension funds to the affiliates, operation carried out from Prima AFP.
c)Microfinance -
Includes the management of loans, credits, deposits and checking accounts of the small and microenterprises, which are carried out through Mibanco, Banco de la Microempresa S.A. and MiBanco - Banco de la Microempresa de Colombia S.A.
d)Investment Management and Advisory -
Comprising brokerage service and investment management services offered to a broad and diverse client, which includes corporations, institutional investors, governments and foundations; also, comprising the structuring and placement of issues in the primary market, as well as the execution and negotiation of transactions in the secondary market. Additionally, it structures securitization processes for corporate customers and manages mutual funds.
All these services are provided through Credicorp Capital Ltd. and subsidiaries and ASB Bank Corp.
Management of these business lines is designed to:
-Promote the joint action of our businesses in order to take advantage of the synergies which result from the diversification of our portfolio.
-Strengthening our leadership in the financial sector through our growth in new businesses, and the establishment of an investment banking platform available not only to the corporate world, but also to the retail segment, especially to the Small and Medium Enterprise (SME) and Consumer sectors.
-Improve the ongoing search to adapt our business models, processes and procedures into line with best practices worldwide.
The operating results of the Group’s new business lines are monitored separately by the Board of Directors and Senior Management on a monthly basis, in order to make decisions regarding the allocation of resources and the evaluation of the performance of each one of the segments. The Chief Operating Decision Maker (CODM) of Credicorp is the Chief Executive Officer (CEO). The performance of the segments is evaluated based on net profit and is measured consistently with the net profit presented in the consolidated statement of income.
Financial information by segment is prepared subject to the necessary and on a uniform basis, with coherent grouping according to the type of activity and customer.
None of the income derives from transactions carried out with a single customer or counterparty which is equal to or greater than 10.0 percent or more of the total income of the Group as of December 31, 2025, 2024 and 2023.
(i)The following table presents information recorded in the results and for certain items of the assets corresponding to the Group’s reportable segments (in millions of soles) as of December 31, 2025, 2024 and 2023:

	Income (*)
2025	External	From other segments (**)	Net interest, similar income and expenses	Other income, net (***)	Provision for credit losses on loan portfolio	Depreciation and amortization and right in use	Income tax	Net profit (loss)	Additions of fixed asset, intangibles and goodwill	Total assets	Total liabilities
Universal Banking
Banco de Crédito del Perú	19,528	723	11,137	5,240	(1,927)	(621)	(2,158)	6,042	859	202,206	176,582
Banco de Crédito de Bolivia	683	22	215	186	(24)	(22)	(34)	86	26	10,062	10,034
	20,211	745	11,352	5,426	(1,951)	(643)	(2,192)	6,128	885	212,268	186,616
Insurance, Medical Services and Pension funds
Pacífico Seguros and subsidiaries	2,374	1,235	298	1,456	–	(41)	(150)	854	731	20,625	16,496
Prima AFP	407	4	1	403	–	(29)	(60)	147	15	682	231
	2,781	1,239	299	1,859	–	(70)	(210)	1,001	746	21,307	16,727
Microfinance
MiBanco	3,301	150	2,480	138	(749)	(93)	(158)	453	120	18,355	15,568
MiBanco Colombia	670	1	430	56	(93)	(20)	(31)	47	13	2,858	2,369
	3,971	151	2,910	194	(842)	(113)	(189)	500	133	21,213	17,937

Investment Management and Advisory	1,405	538	54	1,010	–	(42)	(54)	225	30	8,226	6,682
Other segments	455	216	101	304	(80)	(25)	(216)	(766)	54	6,446	2,410
Eliminations	(268)	–	–	(168)	–	–	(4)	(5)	–	(2,097)	(2,106)
Total consolidated	28,555	2,889	14,716	8,625	(2,873)	(893)	(2,865)	7,083	1,848	267,363	228,266
(*)Corresponds to total interest and similar income, other income, the result of the insurance and reinsurance service and medical services results.
(**)Corresponds to income derived from transactions with other segments, which were eliminated in the consolidated statement of income.
(***)Corresponds to other income (include income and expenses for commissions) result of the insurance and reinsurance service and medical services results..

	Income (*)
2024	External	From other segments (**)	Net interest, similar income and expenses	Other income, net (***)	Provision for credit losses on loan portfolio	Depreciation and amortization and right in use	Income tax	Net profit (loss)	Additions of fixed asset, intangibles and goodwill	Total assets	Total liabilities
Universal Banking
Banco de Crédito del Perú	19,176	647	10,815	4,831	(2,831)	(492)	(1,767)	5,003	722	194,921	171,451
Banco de Crédito de Bolivia	924	25	353	164	(84)	(30)	(73)	4	84	12,996	12,954
	20,100	672	11,168	4,995	(2,915)	(522)	(1,840)	5,007	806	207,917	184,405
Insurance and Pension funds
Pacífico Seguros and subsidiaries	1,769	541	299	935	–	(2)	(44)	770	122	17,777	14,355
Prima AFP	385	6	2	379	–	(27)	(55)	133	12	658	182
	2,154	547	301	1,314	–	(29)	(99)	903	134	18,435	14,537
Microfinance
MiBanco	3,195	146	2,243	125	(851)	(93)	(85)	308	85	16,979	14,279
MiBanco Colombia	574	1	326	60	(118)	(19)	(1)	(10)	10	2,323	1,900
	3,769	147	2,569	185	(969)	(112)	(86)	298	95	19,302	16,179

Investment Management and Advisory	1,317	527	36	945	(30)	(43)	(69)	196	36	8,466	6,907
Other segments	388	132	41	264	(29)	(7)	(83)	(779)	40	6,341	3,286
Eliminations	(256)	–	–	(100)	–	–	(24)	(2)	–	(4,372)	(4,202)
Total consolidated	27,472	2,025	14,115	7,603	(3,943)	(713)	(2,201)	5,623	1,111	256,089	221,112
(*)Corresponds to total interest and similar income, other income, the result of the insurance and reinsurance service.
(**)Corresponds to income derived from transactions with other segments, which were eliminated in the consolidated statement of income.
(***)Corresponds to other income (include income and expenses for commissions) result of the insurance and reinsurance service.

	Income (*)
2023	External	From other segments (**)	Net interest, similar income and expenses	Other income, net (***)	Provision for credit losses on loan portfolio	Depreciation and amortization and right in use	Income tax	Net profit (loss)	Additions of fixed asset, intangibles and goodwill	Total assets	Total liabilities
Universal Banking
Banco de Crédito del Perú	17,802	686	9,818	4,315	(2,846)	(460)	(1,498)	4,379	894	178,053	155,908
Banco de Crédito de Bolivia	820	19	332	110	(50)	(28)	(62)	3	16	12,631	12,593
	18,622	705	10,150	4,425	(2,896)	(488)	(1,560)	4,382	910	190,684	168,501
Insurance and Pension funds
Pacífico Seguros and subsidiaries	1,730	528	285	952	–	(4)	(40)	819	79	16,586	13,435
Prima AFP	386	7	4	379	–	(25)	(57)	150	17	741	240
	2,116	535	289	1,331	–	(29)	(97)	969	96	17,327	13,675
Microfinance
MiBanco	3,236	187	2,165	155	(923)	(87)	(47)	202	129	16,931	13,902
MiBanco Colombia	489	1	255	45	(125)	(15)	26	(145)	44	2,164	1,892
	3,725	188	2,420	200	(1,048)	(102)	(21)	57	173	19,095	15,794

Investment Management and Advisory	1,210	518	82	809	–	(50)	(31)	161	16	10,104	8,394
Other segments	278	105	(3)	216	(13)	10	(179)	(609)	19	4,947	2,670
Eliminations	(286)	–	–	(114)	–	–	–	–	–	(3,317)	(3,301)
Total consolidated	25,665	2,051	12,938	6,867	(3,957)	(659)	(1,888)	4,960	1,214	238,840	205,733
(*)Corresponds to total interest and similar income, other income, the result of the insurance and reinsurance service.
(**)Corresponds to income derived from transactions with other segments, which were eliminated in the consolidated statement of income.
(***)Corresponds to other income (include income and expenses for commissions) result of the insurance and reinsurance service.
(ii)The following table presents (in millions of soles) the distribution of the total revenue, operating revenue and non-current assets of the Group; all assigned based on the location of the clients and assets, respectively, as of December 31, 2025, 2024 and 2023:

	2025				2024				2023
	Total income (*)	Operating income (**)	Total non current assets (***)	Total liabilities	Total income (*)	Operating income (**)	Total non current assets (***)	Total liabilities	Total income (*)	Operating income (**)	Total non current assets (***)	Total liabilities
Peru	29,685	13,936	6,686	207,828	24,573	13,358	4,459	196,497	22,588	11,922	4,648	180,268
Bermuda	125	17	38	277	(767)	(636)	5	1,917	150	(45)	–	2,086
Colombia	1,360	361	405	4,593	1,265	240	339	3,402	854	199	193	4,060
Bolivia	735	211	152	10,176	1,065	346	201	13,121	1,028	328	122	12,784
Panama	404	131	18	3,963	356	129	29	4,758	384	174	31	5,580
Chile	234	77	102	2,382	208	16	88	1,132	129	2	75	778
United States of America	42	–	7	20	38	–	9	17	29	–	14	19
Cayman Islands	532	574	30	76	734	662	–	268	503	358	–	154
Others (****)	(4,562)	(591)	(1)	(1,049)	–	–	–	–	–	–	–	4
Total consolidated	28,555	14,716	7,437	228,266	27,472	14,115	5,130	221,112	25,665	12,938	5,083	205,733
(*)As of December 31, 2025, it includes the total of interest and similar income, other income, insurance and reinsurance results, and medical services results. As of December 31, 2024 and 2023, it includes the total of interest and similar income, other income, and insurance and reinsurance results.
(**)Operating income includes the income from interest and similar expenses from banking.
(****)Non-current assets consist of property, furniture and equipment, intangible assets and goodwill and right-for-use assets, net.
(****)Includes other countries such as Mexico, adjustments and eliminations.